Segment Information	12 Months Ended
Sep. 30, 2013
Segment Information [Abstract]
Segment Information
Segment Information

In the first quarter of fiscal 2014, we announced a realignment of our operating responsibilities and a related change to our segments for financial reporting purposes. Following the realignment we will be reporting our results of operations in the following four reportable segments: Corrugated Packaging, consisting of our containerboard mills and our corrugated converting operations; Consumer Packaging, consisting of our coated and uncoated paperboard mills and consumer packaging converting operations; Merchandising Displays, consisting of our display and contract packaging services; and Recycling, which consists of our recycled fiber brokerage and collection operations. The change primarily reflects: the creation of a Merchandising Displays segment which has been removed from the Consumer Packaging segment; the realignment of one facility from our Corrugated Packaging segment to our Merchandising Displays segment; and, we have changed the way we report net sales from our Recycling facilities to our mills. The impact of the Recycling segment net sales change is to treat the recovered paper procured for our mills as a transfer with an administrative fee which is reflected in segment sales instead of the previously reported sale transaction between the segments. We have reclassified our results for all periods presented to reflect these changes.

Some of our operations included in the segments are located in Canada, Mexico, Chile, Argentina, Puerto Rico and China. The table below reflects financial data of our foreign operations for each of the past three fiscal years (in millions, except percentages):

	Years Ended September 30,
	2013	2012	2011
Foreign net sales to unaffiliated customers	$1,272.5	$1,238.6	$639.0
Foreign segment income	$95.9	$48.7	$62.1
Foreign long-lived assets	$444.6	$496.7	$513.1
Foreign operations as a percent of consolidated operations:
Foreign net sales to unaffiliated customers	13.3%	13.5%	11.8%
Foreign segment income	9.7%	6.8%	11.7%
Foreign long-lived assets	8.0%	8.9%	9.3%

The foreign net sales to unaffiliated customers, segment income and long-lived assets are primarily associated with operations in Canada.

We evaluate performance and allocate resources based, in part, on profit from operations before income taxes, interest and other items. The accounting policies of the reportable segments are the same as those described above in “Note 1. Description of Business and Summary of Significant Accounting Policies”. We account for intersegment sales at prices that approximate market prices. For segment reporting purposes, we include our equity in income of unconsolidated entities in segment income, as well as our investments in unconsolidated entities in segment identifiable assets, neither of which is material. Certain income and expenses items are not allocated to our segments and, thus, the information that management uses to make operating decisions and assess performance does not reflect such amounts. Items not allocated are reported as non-allocated expenses or in other line items in the table below after segment income.

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2013	2012	2011
Net sales (aggregate):
Corrugated Packaging	$6,661.7	$6,169.4	$2,766.3
Consumer Packaging	1,898.7	1,919.3	1,910.3
Merchandising Displays	674.6	656.0	468.0
Recycling	494.1	650.5	383.3
Total	$9,729.1	$9,395.2	$5,527.9
Less net sales (intersegment):
Corrugated Packaging	$115.6	$122.3	$81.7
Consumer Packaging	25.1	25.9	28.4
Merchandising Displays	17.1	14.6	11.2
Recycling	25.9	24.8	7.0
Total	$183.7	$187.6	$128.3
Net sales (unaffiliated customers):
Corrugated Packaging	$6,546.1	$6,047.1	$2,684.6
Consumer Packaging	1,873.6	1,893.4	1,881.9
Merchandising Displays	657.5	641.4	456.8
Recycling	468.2	625.7	376.3
Total	$9,545.4	$9,207.6	$5,399.6
Segment income:
Corrugated Packaging	$678.8	$363.7	$241.1
Consumer Packaging	231.3	277.2	222.6
Merchandising Displays	64.4	70.3	53.2
Recycling	14.4	7.1	14.8
Segment income	988.9	718.3	531.7
Restructuring and other costs, net	(78.0)	(75.2)	(93.3)
Non-allocated expenses	(92.1)	(109.7)	(79.5)
Interest expense	(106.9)	(119.7)	(88.9)
Loss on extinguishment of debt	(0.3)	(25.9)	(39.5)
Interest income and other (expense) income, net	(0.9)	1.3	(15.0)
Income before income taxes	$710.7	$389.1	$215.5

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2013	2012	2011
Identifiable assets:
Corrugated Packaging	$8,233.8	$8,297.1	$8,155.5
Consumer Packaging	1,464.4	1,454.1	1,452.1
Merchandising Displays	349.9	304.6	283.3
Recycling	231.7	248.9	308.3
Assets held for sale	14.3	9.6	31.9
Corporate	439.3	372.8	334.9
Total	$10,733.4	$10,687.1	$10,566.0

Goodwill:
Corrugated Packaging	$1,447.0	$1,448.2	$1,427.4
Consumer Packaging	327.6	329.6	326.8
Merchandising Displays	34.6	34.6	33.9
Recycling	52.9	52.9	$51.3
Total	$1,862.1	$1,865.3	$1,839.4

Depreciation, depletion and amortization:
Corrugated Packaging	$426.7	$410.5	$163.6
Consumer Packaging	88.8	86.2	85.4
Merchandising Displays	10.8	10.7	6.9
Recycling	12.7	13.4	5.0
Corporate	13.2	13.5	17.4
Total	$552.2	$534.3	$278.3

Capital expenditures:
Corrugated Packaging	$306.1	$327.7	$74.3
Consumer Packaging	83.5	75.8	100.9
Merchandising Displays	17.1	8.0	5.4
Recycling	11.3	10.3	14.0
Corporate	22.4	30.6	4.8
Total	$440.4	$452.4	$199.4

The changes in the carrying amount of goodwill for the fiscal years ended September 30, 2013, 2012 and 2011 are as follows (in millions):

	Corrugated Packaging	Consumer Packaging	Merchandising Displays	Recycling	Total
Balance as of October 1, 2010
Goodwill	$392.1	$370.4	$28.9	$0.2	$791.6
Accumulated impairment losses	—	(42.7)	(0.1)	—	(42.8)
	392.1	327.7	28.8	0.2	748.8
Goodwill acquired	1,035.4	—	5.1	51.1	1,091.6
Translation adjustment	(0.1)	(0.9)	—	—	(1.0)
Balance as of September 30, 2011
Goodwill	1,427.4	369.5	34.0	51.3	1,882.2
Accumulated impairment losses	—	(42.7)	(0.1)	—	(42.8)
	1,427.4	326.8	33.9	51.3	1,839.4
Goodwill acquired	33.5	—	—	—	33.5
Purchase price allocation adjustments	(13.2)	—	0.7	1.6	(10.9)
Translation adjustment	0.5	2.8	—	—	3.3
Balance as of September 30, 2012
Goodwill	1,448.2	372.3	34.7	52.9	1,908.1
Accumulated impairment losses	—	(42.7)	(0.1)	—	(42.8)
	1,448.2	329.6	34.6	52.9	1,865.3
Goodwill acquired	1.2	—	—	—	1.2
Translation adjustment	(2.4)	(2.0)	—	—	(4.4)
Balance as of September 30, 2013
Goodwill	1,447.0	370.3	34.7	52.9	1,904.9
Accumulated impairment losses	—	(42.7)	(0.1)	—	(42.8)
	$1,447.0	$327.6	$34.6	$52.9	$1,862.1

The goodwill acquired in fiscal 2013 related to the acquisition of a corrugated sheet plant. In fiscal 2012, the goodwill acquired was associated with the GMI and Mid South acquisitions. The goodwill acquired in fiscal 2011 was associated with the Smurfit-Stone Acquisition. We finalized the Smurfit-Stone purchase price allocation in fiscal 2012.